Receivables and Other Current Assets - Schedule of Receivables and Other Current Assets (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Trade and other current receivables [abstract]
Sales taxes receivable	$ 61	$ 143
Interest receivable	12	16
Other current assets	1,066	83
Total	$ 1,139	$ 242